Remuneration of Auditors - Summary of Remuneration of Auditors (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Auditors Remuneration [Line Items]
Audit or review of the financial statements	$ 168,398	$ 240,806	$ 241,933
Tax compliance services	15,650	42,617	23,150
Other services	$ 184,048	308,073	295,444
F1 review [Member]
Auditors Remuneration [Line Items]
- F1 review		17,990	20,800
F3 review [Member]
Auditors Remuneration [Line Items]
- F1 review		$ 6,660	$ 9,561